Mining Interests - Schedule of Payment for Mining (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jul. 02, 2019
Lease liability payments due			$ 370,711
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member]
Lease liability payments due		$ 20,000,000
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member] | Within 30 Days of the Effective Date [Member]
Lease liability payments due	$ 1,000,000	$ 1,000,000
Lease liability payment action	Paid	Paid
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member] | November 1, 2018 [Member]
Lease liability payments due	$ 2,000,000	$ 2,000,000
Lease liability payment action	Not paid	Not paid
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member] | November 1, 2019 [Member]
Lease liability payments due	$ 3,000,000	$ 3,000,000
Lease liability payment action	Not paid	Not paid
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member] | November 1, 2020 [Member]
Lease liability payments due	$ 3,000,000	$ 3,000,000
Lease liability payment action	Not paid
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member] | November 1, 2021 [Member]
Lease liability payments due	$ 3,000,000	3,000,000
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member] | November 1, 2022 [Member]
Lease liability payments due	3,000,000	3,000,000
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member] | November 1, 2023 [Member]
Lease liability payments due	3,000,000	3,000,000
Option to Purchase Agreement [Member] | Environmental Protection Agency [Member] | November 1, 2024 [Member]
Lease liability payments due	$ 2,000,000	$ 2,000,000